CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES:
Time charter revenues (Note 1)	$ 25,566	$ 23,806	$ 36,992
Prepaid charter revenue amortization	0	0	(3,798)
Time charter revenues, net	25,566	23,806	33,194
EXPENSES:
Voyage expenses	1,267	1,702	3,169
Vessel operating expenses	15,453	22,732	30,213
Depreciation and amortization of deferred charges (Note 4)	4,945	8,147	12,740
General and administrative expenses (Notes 3 and 7)	8,030	8,366	7,241
Impairment losses (Note 4)	20,654	8,363	118,861
Loss / (gain) on vessels' sale (Note 4)	16,700	(945)	2,899
Foreign currency (gains) / losses	(44)	51	111
Operating loss	(41,439)	(24,610)	(142,040)
OTHER INCOME/(EXPENSES)
Interest and finance costs (Notes 3, 5 and 8)	(11,520)	(13,843)	(7,094)
Interest income	64	87	120
Gain from bank debt write off (Note 3)	0	42,185	0
Total other income /(expenses), net	(11,456)	28,429	(6,974)
Net income/ (loss)	$ (52,895)	$ 3,819	$ (149,014)
Earnings / (Loss) per common share, basic (Note 9)	$ (5.6)	$ 8.94	$ (100,821.38)
Earnings / (Loss) per common share, diluted (Note 9)	$ (5.6)	$ 8.94	$ (100,821.38)
Weighted average number of common shares, basic (Note 9)	9,450,555	427,333	1,478
Weighted average number of common shares, diluted (Note 9)	9,450,555	427,361	1,478